Annual Total Returns[BarChart] - NVIT Emerging Markets Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(22.37%)	17.22%	0.75%	(5.51%)	(15.99%)	7.72%	41.50%	(17.42%)	22.95%	13.30%